Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000066772
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		8.57%	1.78%	0.72%
C000059899
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000126843
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		29.44%	9.31%	11.17%
C000126844
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		32.43%	9.35%	10.79%
C000069768
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000069770
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026531
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		22.12%	10.23%	12.02%
C000026532
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		24.90%	10.24%	11.60%
C000026529
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064135
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200440
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000100916
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		33.85%	9.75%	9.58%
C000100919
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000100920
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000100911
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		13.36%	7.82%	12.05%
C000100912
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		15.87%	7.84%	11.64%
C000100907
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000100908
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000148264
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		1.76%	7.84%	5.92%
C000148265
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		5.89%	8.27%	5.74%
C000148267
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000213842
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026638
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		12.81%	9.85%	13.39%
C000026640
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		15.23%	9.87%	12.96%
C000026637
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064153
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200450
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026632
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		12.52%	9.81%	12.90%
C000026634
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		15.42%	10.11%	12.77%
C000026630
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064152
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000026636
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000200449
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000026560
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		14.74%	10.35%	11.08%
C000026562
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		17.14%	10.37%	10.65%
C000026559
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064140
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200443
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000039231
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		15.87%	5.83%	7.71%
C000039232
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		18.39%	5.87%	7.31%
C000039229
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064167
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200458
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000051570
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000031215
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		(13.61%)	(7.33%)	(10.19%)
C000031217
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		(11.92%)	(7.32%)	(10.54%)
C000026642
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064154
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200451
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
C000031249
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Average Annual Return, Percent		20.32%	1.90%	9.33%
C000031251
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Average Annual Return, Percent		23.16%	1.94%	8.93%
C000028347
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000064162
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-2
C000200457
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I-3
Without Sales Load [Member] | C000066772
Average Annual Return [Line Items]
Average Annual Return, Percent		12.78%	2.56%	1.10%
Without Sales Load [Member] | C000059899
Average Annual Return [Line Items]
Average Annual Return, Percent		13.31%	2.97%	1.51%
Without Sales Load [Member] | C000126843
Average Annual Return [Line Items]
Average Annual Return, Percent		34.49%	10.15%	11.59%
Without Sales Load [Member] | C000126844
Average Annual Return [Line Items]
Average Annual Return, Percent		33.43%	9.35%	10.79%
Without Sales Load [Member] | C000069768
Average Annual Return [Line Items]
Average Annual Return, Percent		35.06%	10.62%	12.08%
Without Sales Load [Member] | C000069770
Average Annual Return [Line Items]
Average Annual Return, Percent		34.84%	10.45%	11.94%
Without Sales Load [Member] | C000026531
Average Annual Return [Line Items]
Average Annual Return, Percent		26.88%	11.07%	12.45%
Without Sales Load [Member] | C000026532
Average Annual Return [Line Items]
Average Annual Return, Percent		25.90%	10.24%	11.60%
Without Sales Load [Member] | C000026529
Average Annual Return [Line Items]
Average Annual Return, Percent		27.37%	11.53%	12.91%
Without Sales Load [Member] | C000064135
Average Annual Return [Line Items]
Average Annual Return, Percent		27.25%	11.41%	12.79%
Without Sales Load [Member] | C000200440
Average Annual Return [Line Items]
Average Annual Return, Percent		27.24%	11.33%	12.74%
Without Sales Load [Member] | C000100916
Average Annual Return [Line Items]
Average Annual Return, Percent		38.98%	10.61%	10.00%
Without Sales Load [Member] | C000100919
Average Annual Return [Line Items]
Average Annual Return, Percent		39.48%	11.03%	10.39%
Without Sales Load [Member] | C000100920
Average Annual Return [Line Items]
Average Annual Return, Percent		39.33%	10.96%	10.27%
Without Sales Load [Member] | C000100911
Average Annual Return [Line Items]
Average Annual Return, Percent		17.75%	8.65%	12.47%
Without Sales Load [Member] | C000100912
Average Annual Return [Line Items]
Average Annual Return, Percent		16.87%	7.84%	11.64%
Without Sales Load [Member] | C000100907
Average Annual Return [Line Items]
Average Annual Return, Percent		18.16%	9.02%	12.86%
Without Sales Load [Member] | C000100908
Average Annual Return [Line Items]
Average Annual Return, Percent		18.05%	8.93%	12.76%
Without Sales Load [Member] | C000148264
Average Annual Return [Line Items]
Average Annual Return, Percent		7.73%	9.08%	6.52%
Without Sales Load [Member] | C000148265
Average Annual Return [Line Items]
Average Annual Return, Percent		6.88%	8.27%	5.74%
Without Sales Load [Member] | C000148267
Average Annual Return [Line Items]
Average Annual Return, Percent		8.09%	9.52%	6.95%
Without Sales Load [Member] | C000213842
Average Annual Return [Line Items]
Average Annual Return, Percent		8.07%	9.40%	6.85%
Without Sales Load [Member] | C000026638
Average Annual Return [Line Items]
Average Annual Return, Percent		17.20%	10.70%	13.82%
Without Sales Load [Member] | C000026640
Average Annual Return [Line Items]
Average Annual Return, Percent		16.18%	9.87%	12.96%
Without Sales Load [Member] | C000026637
Average Annual Return [Line Items]
Average Annual Return, Percent		17.60%	11.16%	14.28%
Without Sales Load [Member] | C000064153
Average Annual Return [Line Items]
Average Annual Return, Percent		17.58%	11.05%	14.16%
Without Sales Load [Member] | C000200450
Average Annual Return [Line Items]
Average Annual Return, Percent		17.41%	11.01%	14.12%
Without Sales Load [Member] | C000026632
Average Annual Return [Line Items]
Average Annual Return, Percent		16.90%	10.66%	13.33%
Without Sales Load [Member] | C000026634
Average Annual Return [Line Items]
Average Annual Return, Percent		16.34%	10.11%	12.77%
Without Sales Load [Member] | C000026630
Average Annual Return [Line Items]
Average Annual Return, Percent		17.39%	11.11%	13.78%
Without Sales Load [Member] | C000064152
Average Annual Return [Line Items]
Average Annual Return, Percent		17.20%	10.98%	13.67%
Without Sales Load [Member] | C000026636
Average Annual Return [Line Items]
Average Annual Return, Percent		16.60%	10.38%	13.04%
Without Sales Load [Member] | C000200449
Average Annual Return [Line Items]
Average Annual Return, Percent		17.23%	10.92%	13.60%
Without Sales Load [Member] | C000026560
Average Annual Return [Line Items]
Average Annual Return, Percent		19.21%	11.19%	11.50%
Without Sales Load [Member] | C000026562
Average Annual Return [Line Items]
Average Annual Return, Percent		18.14%	10.37%	10.65%
Without Sales Load [Member] | C000026559
Average Annual Return [Line Items]
Average Annual Return, Percent		19.71%	11.63%	11.93%
Without Sales Load [Member] | C000064140
Average Annual Return [Line Items]
Average Annual Return, Percent		19.66%	11.54%	11.83%
Without Sales Load [Member] | C000200443
Average Annual Return [Line Items]
Average Annual Return, Percent		19.46%	11.47%	11.77%
Without Sales Load [Member] | C000039231
Average Annual Return [Line Items]
Average Annual Return, Percent		20.36%	6.66%	8.11%
Without Sales Load [Member] | C000039232
Average Annual Return [Line Items]
Average Annual Return, Percent		19.39%	5.87%	7.31%
Without Sales Load [Member] | C000039229
Average Annual Return [Line Items]
Average Annual Return, Percent		20.82%	7.10%	8.54%
Without Sales Load [Member] | C000064167
Average Annual Return [Line Items]
Average Annual Return, Percent		20.71%	6.99%	8.43%
Without Sales Load [Member] | C000200458
Average Annual Return [Line Items]
Average Annual Return, Percent		20.63%	6.93%	8.37%
Without Sales Load [Member] | C000051570
Average Annual Return [Line Items]
Average Annual Return, Percent		14.41%	4.41%	12.62%
Without Sales Load [Member] | C000031215
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.29%)	(6.62%)	(9.85%)
Without Sales Load [Member] | C000031217
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.03%)	(7.32%)	(10.54%)
Without Sales Load [Member] | C000026642
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.90%)	(6.21%)	(9.48%)
Without Sales Load [Member] | C000064154
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.95%)	(6.29%)	(9.57%)
Without Sales Load [Member] | C000200451
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.13%)	(6.36%)	(9.63%)
Without Sales Load [Member] | C000031249
Average Annual Return [Line Items]
Average Annual Return, Percent		25.00%	2.68%	9.74%
Without Sales Load [Member] | C000031251
Average Annual Return [Line Items]
Average Annual Return, Percent		24.16%	1.94%	8.93%
Without Sales Load [Member] | C000028347
Average Annual Return [Line Items]
Average Annual Return, Percent		25.40%	3.09%	10.18%
Without Sales Load [Member] | C000064162
Average Annual Return [Line Items]
Average Annual Return, Percent		25.40%	2.99%	10.07%
Without Sales Load [Member] | C000200457
Average Annual Return [Line Items]
Average Annual Return, Percent		25.35%	2.92%	10.00%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		29.55%	3.69%	7.80%
PIMCO INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		29.55%	3.69%	7.80%
PIMCO INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		29.55%	3.69%	7.80%
PIMCO INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		29.55%	3.69%	7.80%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%	8.38%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%	8.38%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%	8.38%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		20.01%	9.49%	11.33%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		20.01%	9.49%	11.33%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		20.01%	9.49%	11.33%
PIMCO INDEX: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		20.01%	9.49%	11.33%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: MSCI EAFE Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Hedged USD Index
Average Annual Return, Percent		20.10%	12.46%	11.53%
PIMCO INDEX: MSCI EAFE Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Hedged USD Index
Average Annual Return, Percent		20.10%	12.46%	11.53%
PIMCO INDEX: MSCI EAFE Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Hedged USD Index
Average Annual Return, Percent		20.10%	12.46%	11.53%
PIMCO INDEX: MSCI EAFE Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Hedged USD Index
Average Annual Return, Percent		20.10%	12.46%	11.53%
PIMCO INDEX: MSCI EAFE Hedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Hedged USD Index
Average Annual Return, Percent		20.10%	12.46%	11.53%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%	8.38%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%	8.38%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%	8.38%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%	8.38%
PIMCO INDEX: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%	8.38%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.80%	12.06%	14.16%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%	3.50%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%	3.50%	0.00%
PIMCO INDEX: MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index
Average Annual Return, Percent		28.65%	6.14%	7.27%
PIMCO INDEX: MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index
Average Annual Return, Percent		28.65%	6.14%	7.27%
PIMCO INDEX: MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index
Average Annual Return, Percent		28.65%	6.14%	7.27%
PIMCO INDEX: MSCI Emerging Markets Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index
Average Annual Return, Percent		28.65%	6.14%	7.27%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.87%	9.43%	10.58%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.87%	9.43%	10.58%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.87%	9.43%	10.58%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.87%	9.43%	10.58%
PIMCO INDEX: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.87%	9.43%	10.58%
PIMCO INDEX: MSCI EAFE Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index
Average Annual Return, Percent		30.05%	12.19%	9.34%
PIMCO INDEX: MSCI EAFE Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index
Average Annual Return, Percent		30.05%	12.19%	9.34%
PIMCO INDEX: MSCI EAFE Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index
Average Annual Return, Percent		30.05%	12.19%	9.34%
PIMCO INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		28.09%	5.80%	9.61%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		25.72%	3.77%	9.88%
PIMCO INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		28.09%	5.80%	9.61%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		25.72%	3.77%	9.88%
PIMCO INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		28.09%	5.80%	9.61%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		25.72%	3.77%	9.88%
PIMCO INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		28.09%	5.80%	9.61%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		25.72%	3.77%	9.88%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%	3.50%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[8]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%	3.50%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[10]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%	3.50%	0.00%
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[12]	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent		4.22%	3.50%	0.00%
PIMCO INDEX: S&P 500 Index + Bloomberg Long-Term Government/Credit Index - Secured Overnight Financing Rate (SOFR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	Supplemental Index
Average Annual Return, Percent		15.08%	4.79%	0.00%
PIMCO INDEX: Inverse of S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inverse of S&P 500 Index
Average Annual Return, Percent		(16.14%)	(12.91%)	(14.50%)
PIMCO INDEX: Inverse of S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inverse of S&P 500 Index
Average Annual Return, Percent		(16.14%)	(12.91%)	(14.50%)
PIMCO INDEX: Inverse of S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inverse of S&P 500 Index
Average Annual Return, Percent		(16.14%)	(12.91%)	(14.50%)
PIMCO INDEX: Inverse of S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inverse of S&P 500 Index
Average Annual Return, Percent		(16.14%)	(12.91%)	(14.50%)
PIMCO INDEX: Inverse of S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inverse of S&P 500 Index
Average Annual Return, Percent		(16.14%)	(12.91%)	(14.50%)
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		25.72%	3.77%	9.88%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		25.72%	3.77%	9.88%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		25.72%	3.77%	9.88%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		25.72%	3.77%	9.88%
PIMCO INDEX: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		25.72%	3.77%	9.88%

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[2]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[3]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[4]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[5]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[6]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[7]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[8]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[9]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[10]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[11]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
[12]	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.
[13]	The Supplemental Index is comprised of S&P 500 Index and Bloomberg Long-Term Government/Credit Index - Secured Overnight Financing Rate (SOFR).